Property, Plant And Equipment, Net (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 70,493,220		$ 69,139,347	$ 61,970,918
Less: accumulated depreciation and amortization	(26,980,554)		(23,699,987)	(18,928,782)
Total property, plant and equipment, net	43,512,666		45,439,360	43,042,136
Depreciation-property, plant and equipment	3,280,567	3,284,259	6,702,740	6,065,858
Short-term Debt [Member]
Property Plant And Equipment [Line Items]
Total property, plant and equipment, net			5,255,580
Buildings [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment	6,913,305		6,773,312	6,861,043
Shop equipment [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment	20,108,558		19,483,024	19,815,360
Office equipment [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment	4,323,285		4,243,396	4,028,789
Motor Vehicles [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment	1,490,510		1,460,327	1,642,125
Car park [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment	20,813		20,392	20,237
Leasehold improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment	27,711,305		27,150,156	27,515,996
Construction In Progress [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 9,925,444		$ 10,008,740	$ 2,087,368